Capital Structure	6 Months Ended
Jun. 30, 2015
Capital Structure [Abstract]
Capital Structure
12. Capital Structure

Share buyback program

On May 12, 2014, the Company's Board of Directors authorized a share buyback program of up to $10,000,000 for a period of twelve months. Pursuant to the share buyback program, as of December 31, 2014, the Company had purchased and cancelled 30,000 of its common shares at an average price of $5.6820 per share, while no further shares were purchased during the six months ended June 30, 2015. Following the expiration of the twelve-month period, on May 12, 2015, the share buyback program was ended.

As of December 31, 2014 and June 30, 2015, the Company had a total of 24,809,142 and 24,909,142 Class A common shares outstanding, respectively, and no other class of shares outstanding.